SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concessions (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Concessions
Duration of concession agreements signed with Brazilian Federal Government	20 years
Maximum
Concessions
Duration of concession agreements signed with Brazilian Federal Government	35 years